Redemption Payable To Managing Owner (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Redemption Payable To Managing Owner [Abstract]
Redemption payable	$ 308,812	$ 552,815